James Long-Short Fund
FUND SUMMARY - JAMES LONG-SHORT FUND
Investment Objective
James Long-Short Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		James Long-Short Fund
Management Fee		1.25%
Distribution (12b-1) Fees		0.25%
Dividend Expenses on Short Sales		1.00%
Interest Expense		0.07%
Remainder of Other Expenses		none
Total Other Expenses		1.07%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		2.59%
[1]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
James Long-Short Fund	262	805	1,374	2,920

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 171% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year. From time to time, the Fund’s portfolio turnover rate may be relatively high, as compared to other mutual funds, and the Fund currently anticipates the rate may exceed 100% percent in the near future.
Principal Investment Strategies
The Fund invests primarily in foreign and domestic equity securities (“long positions”) that the Adviser believes are undervalued and more likely to appreciate, and sells short equity securities (“short positions”) that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities. A short sale involves the Fund selling a security that it does not own, borrowing the same security from a broker or other institution to complete the sale, and buying the same security at a later date to repay the lender. If the price of the security declines before the Fund buys the security to repay the lender, the Fund makes a profit. If the price increases, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. The Fund may at any time have either a net long exposure or a net short exposure to the markets, and the long-short exposure will vary over time based on the Adviser’s assessment of market conditions and other factors. For example, if the Adviser is “bullish” on the markets, the portion of the Fund’s assets allocated to long positions will likely increase; or if the Adviser is “bearish” on the markets, the portion of the Fund’s assets allocated to short positions will likely increase. At times, the Fund may employ a strategy known as 130/30. This means that it may maintain 100% net long exposure by investing 130% of its net assets in long positions and 30% of its net assets in short positions. The Fund will only use this strategy when its risk indicators favor doing so. At any one time, the Fund can have up to 100% of its total assets (including any borrowings) invested in long positions or short positions.

Equity securities that the Fund will principally invest in are common stocks, preferred stocks and real estate investment trusts (“REITs”), as well as exchange traded funds (“ETFs”) that invest primarily in equity securities and exchange traded notes (“ETNs”) whose returns are linked to an equity index. Fixed income securities that the Fund will principally invest in are corporate bonds, notes, high yield bonds, municipal securities, U.S. government securities and sovereign and supranational securities, as well as ETFs that invest primarily in such securities and ETNs whose returns are linked to fixed income indexes, currencies or interest rates. The Fund may take long and short positions in fixed income securities of any maturity or credit quality. A significant portion of the Fund’s long and short equity positions may be invested in smaller capitalization securities. The Fund is non-diversified, which means that it can invest a relatively high percentage of its assets in a limited number of securities.

When the Adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. These loans may be structured as secured or unsecured loans, and may have fixed or variable interest rates. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Fund will only engage in borrowing when the Adviser believes the return from the additional investments will be greater than the costs associated with the borrowing.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Fixed Income Risk: Fixed income securities are subject to inherent market risks and fluctuations in value due to changes in earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. These securities are also subject to price fluctuations based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally will decline, and those securities with longer terms generally will decline more. There is a risk that issuers and counterparties will not make payments on fixed income securities held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Recent financial trends and regulatory changes have created a fixed income market with lower dealer capacity relative to the asset size of some fixed income markets. This may lead to increased trading costs, decreased liquidity and greater market volatility for some fixed income assets in general, especially lower quality bonds. Our Funds do not generally buy non-investment grade bonds.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. If the Adviser does not correctly identify undervalued and overvalued equity securities, or anticipate future interest rate and spread environments, the Fund may experience losses regardless of the overall performance of the markets.

Short Selling Risk: The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request that securities sold short be returned to the lender on short notice, in which case the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Smaller Cap and Micro Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. These risks are enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. The prices of micro cap securities generally are even more volatile and their markets less liquid than other small or mid cap securities. Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

REIT Risk: To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as decreases in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Exchange Traded Note Risk: ETNs are synthetic securities, typically unsecured, with returns linked to the performance of a market index. An ETN does not own the underlying index it is tracking, and thus the Fund will have no claim on the index and will be totally reliant on the counterparty for payment. ETNs are subject to credit risk of the counterparty, and the value of an ETN will vary and will be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets to which its payments are linked, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund’s assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

High Yield Securities Risk: The Fund may be subject to greater levels of price volatility as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as junk bonds) than funds that do not invest in such securities. Such bonds are considered to be predominately speculative because of the issuer’s lower ability to make principal and interest payments. An economic downturn, a period of rising interest rates or increased price volatility could adversely affect the market for these securities, and reduce the number of buyers should the Fund need to sell these securities (liquidity risk). Should an issuer declare bankruptcy, there may be potential for partial recovery of the value of the bonds, but the Fund could also lose its entire investment.

Municipal Securities Risk: Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. Changes or proposed changes in federal tax laws may also cause the prices of municipal securities to fall and adversely affect the Fund’s investment.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Sovereign and Supranational Debt Risk: The Fund may invest in sovereign and supranational debt obligations. Investment in sovereign and supranational debt obligations involves special risks not present in foreign corporate debt obligations. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign and supranational debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more of its total assets in the securities of issuers that each represent greater than 5% of the Fund’s total assets. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

Borrowing Risk: Borrowing magnifies the potential for gain or loss of the Fund, and therefore increases the possibility of a fluctuation in the Fund’s net asset value (“NAV”). This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s NAV may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

Portfolio Turnover Risk: The Fund will likely have a high portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger current tax liability. Industry practice is to calculate the turnover ratio only on the Fund’s long portfolio. If short positions were also included in this calculation, the Fund’s turnover ratio would likely be higher.
Performance
The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund for one year and since inception and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index. Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99-JAMES (1-800-995-2637).
Annual Total Return (Years ended December 31):

Best Quarter	1st Quarter 2013	12.17%
Worst Quarter	2nd Quarter 2012	-3.85%
The Fund’s year-to-date return as of September 30, 2014 was 6.28%.
Average Annual Total Returns (as of December 31, 2013)
Average Annual Total Returns	One Year	Since Inception	Inception Date
James Long-Short Fund	24.54%	10.45%	May 23, 2011
James Long-Short Fund Return after Taxes on Distributions	24.54%	10.42%	May 23, 2011
James Long-Short Fund Return after Taxes on Distributions and Sale of Fund Shares	13.89%	8.12%	May 23, 2011
James Long-Short Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	16.40%	May 23, 2011

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).